Bank Loans and Debentures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of loans and advances to banks [text block] [Abstract]
Schedule of composition bank loans and credit [table text block]
	December 31
	2018	2019
	NIS	NIS
Current liabilities
Current maturities of debentures	3,376	590
Current maturities of bank loans	621	417

	3,997	1,007

Non-current liabilities
Debentures	5,537	7,443
Bank loans	4,100	2,969

	9,637	10,412

	13,634	11,419

Schedule of terms and debt repayment [table text block]
	December 31, 2018		December 31, 2019			Nominal
		Carrying		Carrying		interest
	Par value	amount	Par value	amount	Currency	rate
	NIS	NIS	NIS	NIS		%
Loans from banks and others:
Unlinked - Variable interest	500	500	-	-	NIS	P-0.33 to P+0.2
Unlinked - Fixed interest	4,208	4,221	3,376	3,386	NIS	3.2 to 6.85
	4,708	4,721	3,376	3,386

Debentures:
Linked to the Israeli CPI - fixed interest	3,290	3,464	3,181	3,263	NIS	2.1 to 3.7
Unlinked - variable interest	587	586	107	107	NIS	zero-coupon bond for one year + 1.4
Unlinked - fixed interest	4,811	4,863	4,784	4,663	NIS	3.6 to 6.65
	8,688	8,913	8,072	8,033

Total interest-bearing liabilities	13,396	13,634	11,448	11,419

Schedule of movement in liabilities arising from financing activities [table text block]
	Debentures (including accrued interest)	Loans (including accrued interest)	Total
	NIS	NIS	NIS
Balance as at January 1, 2018	9,235	5,114	14,349
Changes due to cash flows used in financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	819	320	1,139
Repayment of debentures and loans	(1,107)	(686)	(1,793)
Interest paid	(325)	(198)	(523)
Net cash used in finance activities	(613)	(564)	(1,177)
Financing expenses recognized in the statement of income	320	188	508
Balance as at December 31, 2018	8,942	4,738	13,680
Changes due to cash flows used in financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	1,475	800	2,275
Repayment of debentures and loans	(2,156)	(2,131)	(4,287)
Interest paid	(323)	(172)	(495)
Net cash used in finance activities	(1,004)	(1,503)	(2,507)
Financing expenses recognized in the statement of income	116	166	282
Balance as at December 31, 2019	8,229	3,401	11,455